Note 30 - Commitments and guarantees given (Details) - EUR (€)		Jun. 30, 2019	Dec. 31, 2018
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		€ 122,938,000,000	€ 118,959,000,000
Financial guarantees given	[1]	15,526,000,000	16,454,000,000
Other commitments and guarantees given		36,158,000,000	35,098,000,000
Total Loan commitments and financial guarantees		174,621,000,000	170,511,000,000
Of which: defaulted
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		211,000,000	247,000,000
Financial guarantees given		318,000,000	332,000,000
Other commitments and guarantees given		389,000,000	408,000,000
Central Banks [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		3,000,000	0
Financial guarantees given		0	2,000,000
Other commitments and guarantees given		5,000,000	1,000,000
Government [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		1,688,000,000	2,318,000,000
Financial guarantees given		151,000,000	159,000,000
Other commitments and guarantees given		605,000,000	248,000,000
Credit Institutions [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		9,966,000,000	9,635,000,000
Financial guarantees given		1,417,000,000	1,274,000,000
Other commitments and guarantees given		7,339,000,000	5,875,000,000
Other financial corporations
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		5,716,000,000	5,664,000,000
Financial guarantees given		582,000,000	730,000,000
Other commitments and guarantees given		3,479,000,000	2,990,000,000
Non Financial Corporations [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		60,845,000,000	58,405,000,000
Financial guarantees given		13,069,000,000	13,970,000,000
Other commitments and guarantees given		24,477,000,000	25,723,000,000
Households [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		44,720,000,000	42,936,000,000
Financial guarantees given		307,000,000	319,000,000
Other commitments and guarantees given		€ 252,000,000	€ 261,000,000

[1]	(*) Non performing financial guarantees given amounted to €707 and €740 million, respectively, as of June 30, 2019 and December 31, 2018, respectively .